FAIR VALUE OF FINANCIAL INSTRUMENTS - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	Dec. 31, 2018	Mar. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 83,053,722	$ 79,339,584
Long-term Debt	646,688,094	701,001,883
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	83,053,722	79,339,584
Restricted cash	5,104,167	5,000,000
Long-term Debt	646,688,094	701,001,883
Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	83,053,722	79,339,584
Restricted cash	5,104,167	5,000,000
Long-term Debt	$ 646,688,094	$ 701,001,883